Revenue Recognition (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue Recognition (Details) [Line Items]
Majority of revenue		$ 1,333,000
SoundHound, Inc. [Member]
Revenue Recognition (Details) [Line Items]
Revenue recognition description				Adoption of Topic 606 resulted in changes to the Company’s accounting policies for revenue recognition and deferred commissions. The Company recorded an increase to opening accumulated deficit of $6.9 million as of January 1, 2019 due to the cumulative impact of adopting Topic 606 as follows:• An increase in total deferred revenue of $7.8 million, primarily related to the Company’s contracts-in-progress and had not yet transferred control of the services to the customer;• A decrease in unbilled revenue of approximately $85,000 related to unbilled performance obligations from 2018 where transfer of control of services to the customer has not occurred and the Company has not completed the required efforts on the performance obligations on such unbilled receivables.• A decrease in deferred commission costs of approximately $88,000 related to a reduction in the number of months such costs are amortized to expense. The reduction was based on a review of customer behavior and understanding the number of months the customer actually uses the Company’s application. The Company reduced the deferral period from 24 months to 12 months.• An increase in accounts receivable of $982,000 related to the amount of consideration that the Company has an unconditional right to, but before the Company transfers services to the customer, that were previously net against deferred revenue under ASC 605.
Revenue recognized transaction			$ 886,000	$ 200
Contract with Customer, Asset, before Allowance for Credit Loss, Current				50,000
Deferred revenues and billings				1,235,000
Performance obligations				34,030,000
Recognized as revenue with in one year			12,413,000	9,570,000
Recognized as revenue with in two to five years			18,398,000	$ 18,900,000
Contract asset			43,000
Revenue recognized			7,503,000
Aggregate amount of transaction			36,072,000
Majority of revenue	$ 5,803,000
Deferred Revenue	$ 11,259,000	5,301,000
Customer contracts unsatisfied amount		32,626
Minimum [Member] | SoundHound, Inc. [Member]
Revenue Recognition (Details) [Line Items]
Contract terms of hosted services range	1 year
Maximum [Member] | SoundHound, Inc. [Member]
Revenue Recognition (Details) [Line Items]
Contract terms of hosted services range	20 years
Contract Balances [Member] | SoundHound, Inc. [Member]
Revenue Recognition (Details) [Line Items]
Prepaid expenses and other current assets		$ 0	$ 43,000